Income from operations - Depreciation and amortization (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from operations - Text Details (Detail) [Line Items]
Total depreciation and amortisation expense	[1]	€ 1,089	€ 1,025	€ 976
Capitalised development expenditure [member]
Income from operations - Text Details (Detail) [Line Items]
Amortisation expense	[1]	240	277	225
Computer software [member]
Income from operations - Text Details (Detail) [Line Items]
Amortisation expense	[1]	64	50	49
Other intangible assets [member]
Income from operations - Text Details (Detail) [Line Items]
Amortisation expense	[1]	347	260	244
Property, plant and equipment [member]
Income from operations - Text Details (Detail) [Line Items]
Depreciation expense	[1]	€ 438	€ 437	€ 458

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill